                               AMERICAN AADVANTAGE
                      MILEAGE FUNDS--REGISTERED TRADEMARK--


--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2000


                                   [AMR LOGO]

                                                              MONEY MARKET FUNDS

                                                               MONEY MARKET FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                     MUNICIPAL MONEY MARKET FUND

                           MANAGED BY AMR INVESTMENTS

ABOUT AMR INVESTMENTS
--------------------------------------------------------------------------------

AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.


CONTENTS
--------------------------------------------------------------------------------

President's Message................................................1

Financial Highlights

   Money Market Mileage Fund......................................14

   U.S. Government Money Market Mileage Fund......................16

   Municipal Money Market Mileage Fund............................17

Schedules of Investments

   Money Market Portfolio.........................................18

   U.S. Government Money Market Portfolio.........................20

   Municipal Money Market Portfolio...............................21

Additional Information.............................Inside Back Cover


American AAdvantage Mileage Funds                              June 30, 2000

                                                            [BILL QUINN PICTURE]

DEAR FELLOW SHAREHOLDER:

     We are pleased to present you with the Semi-Annual Report for the American AAdvantage Money Market Mileage Funds for the six months ended June 30, 2000. It gives us great pleasure to mention that all of our Funds exceeded their benchmarks for the 1-year, 3-year, 5-year and since inception time periods.

     We hope you take the opportunity to visit our newly enhanced web site, aafunds.com. We now offer investors access to their account information, portfolio listings, and the ability to trade fund shares. These are just a few of the enhancements you will be seeing, along with a more user-friendly format, which will include market tickers, Fund factors and yields each evening..

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Mileage Funds

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------


      Over the past six months, the U.S. economy grew rapidly and the unemployment rate hovered around its 30-year low of 4 percent.
Historically, these conditions would have caused inflation to accelerate, causing the Federal Reserve Board to tighten monetary policy. This time it was no different. To implement this policy, the Fed responded with three rate increases -- 25 basis points in February, 25 basis points in March and 50 basis points at the May 16th Federal Open Market Committee meeting. At this time, it appears that the Fed's actions are beginning to have the desired effect, with market sentiment reflecting the transition to a possible slowdown in economic growth.

     The shift in market sentiment follows a stream of economic reports that evidence slowing in various sectors of the economy. Housing sales and construction, while still robust, have fallen from peak levels. This is not surprising as higher interest rates have had a direct impact on housing costs. The moderation in housing activity also affects the demand for furniture and other household goods, contributing to a slowing in the manufacturing sector. However, oil prices continue to remain high, even as OPEC promises to raise production quotas. As a result, although the inflation indicators are ticking up at the headline level, producer and consumer prices at the core level remain benign.

     Due to the market conditions over the last six months, the Money Market Mileage Funds maintained a short weighted-average maturity during most of the period. However, when the market sentiment began to shift, the Funds began to extend the weighted-average maturity in order to establish a more neutral posture toward the end of June.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND(SM)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2000, the total return of the Money Market Mileage Fund Mileage Class was 2.85%. The Fund outperformed the Lipper Money Market Instrument Average return of 2.66% by 19 basis points. Lipper Analytical Services ranked the Mileage Fund in the 16th percentile out of its universe of 375 money market funds for the six month period ending June 30, 2000.

MILEAGE FUND TOTAL RETURNS AS OF JUNE 30, 2000(1)

1 Year                    5.44              5.06
3 Years*                  5.16              4.88
5 Years*                  5.17              4.92
10 Years*                 5.03              4.69

                       AMERICAN AADVANTAGE
                          MONEY MARKET           LIPPER MONEY
                         MILEAGE FUND -       MARKET INSTRUMENT
                          MILEAGE CLASS            AVERAGE
1 Year...............          5.44                  5.06
3 Years*.............          5.16                  4.88
5 Years*.............          5.17                  4.92
10 Years*............          5.03                  4.69

                                 ANNUALIZED TOTAL RETURNS
                                ---------------------------
                                       AS OF 6/30/00
                                ---------------------------
                                1 YEAR   5 YEARS   10 YEARS
                                ------   -------   --------
Mileage Class(1,2)............   5.44%    5.17%      5.03%
Platinum Class(1,3)...........   4.91%    4.76%      4.82%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2000 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through June 30, 2000 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2000

                                MILEAGE CLASS   PLATINUM CLASS
                                -------------   --------------
7-day Current Yield*                 6.02%           5.59%
7-day Effective Yield*               6.20%           5.75%
30-day Yield*                        5.97%           5.52%
Weighted Average Maturity          43 Days         43 Days
Fitch Rating                           AAA             AAA

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2000

National City Bank                          5.6%
Merrill Lynch & Company                     5.4%
General Electric Capital Corp               5.4%
Goldman Sachs Group LP                      5.0%
First Union National Bank                   4.9%
General Motors Acceptance Corp              4.7%
GTE Corporation                             4.7%
AB Spintab                                  4.1%
American Honda Finance Corp                 4.1%
Banco Popular de Puerto Rico                4.1%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND (SM)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2000, the total return of the U.S. Government Money Market Mileage Fund Mileage Class was 2.77%. The Fund outperformed the Lipper U.S. Government Money Market Average return of 2.66% by 11 basis points. Lipper Analytical Services ranked the Mileage Fund in the 29th percentile out of its universe of 130 U.S. Government Money Market Funds for the six-month period ending June 30, 2000.
MILEAGE CLASS TOTAL RETURNS AS OF JUNE 30, 2000

1 Year                                                                      5.26                               5.05
3 Years*                                                                    5.02                               4.90
5 Years*                                                                    5.02                               4.92
Since Inception*                                                            4.50                               4.32

                                 ANNUALIZED TOTAL RETURNS
                               ----------------------------
                                      AS OF 6/30/00
                               ----------------------------
                                                    SINCE
                               1 YEAR   5 YEARS    INCEP.
                               ------   -------   ---------
Mileage Class(1,2)...........   5.26%    5.02%      4.50%
Platinum Class(1,3)..........   4.98%    4.96%      4.47%

1   Past performance is not indicative of future performance.
    An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2000 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this prospectus. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through June 30, 2000 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2000

                                MILEAGE CLASS   PLATINUM CLASS
                                -------------   --------------
7-day Current Yield*                 6.07%           5.69%
7-day Effective Yield*               6.25%           5.85%
30-day Yield*                        6.01%           5.60%
Weighted Average Maturity          41 Days         41 Days
Fitch Rating                           AAA             AAA

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND (SM)
--------------------------------------------------------------------------------

     For the six months ended June 30, 2000, the total return of the Municipal Money Market Mileage Fund Mileage Class was 1.72%. The Fund outperformed the Lipper Tax-Exempt Money Market Average return of 1.66% by 6 basis points. Lipper Analytical Services ranked the Fund in the 28th percentile out of its universe of 136 Tax Exempt Money Market Funds for the six-month period ending June 30, 2000.
MILEAGE CLASS TOTAL RETURNS AS OF JUNE 30, 2000

1 Year                      3.23                  3.09
3 Years*                    3.07                  2.96
5 Years*                    3.13                  3.01
Since Inception*            3.01                  2.91

                                    ANNUALIZED TOTAL RETURNS
                                 -------------------------------
                                          AS OF 6/30/00
                                 -------------------------------
                                                          SINCE
                                  1 YEAR     5 YEARS     INCEP.
                                 --------    --------    -------
Mileage Class(1,2).............   3.23%       3.13%      3.01%
Platinum Class(1,3)............   2.84%       3.05%      2.95%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on

     November 1, 1995. Thus, performance results shown from that date through June 30, 2000 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through June 30, 2000 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2000

                                         MILEAGE   PLATINUM
                                          CLASS     CLASS
                                         -------   --------
7-day Current Yield*                      4.04%      3.34%
7-day Effective Yield*                    4.12%      3.40%
30-day Yield*                             3.71%      3.23%
Weighted Average Maturity                6 Days     6 Days
Fitch Rating                                AAA        AAA

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2000

Wisconsin Health Facilities                 4.8%
Federated Municipal Obligations Fund        4.7%
Thomaston-Upson County, GA                  4.1%
Montgomery County, PA                       3.9%
Palm Beach County, FL Hlth Facs             3.9%
Cornell Twp, MI Economic Dev Corp           3.4%
Florida Municipal Power Agency              3.4%
Delaware County, PA Industrial Dev          3.3%
Pierce County, WA Economic Dev Corp         2.9%
Ohio State Air Quality Dev                  2.7%

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                               MONEY      U.S. GOVERNMENT     MUNICIPAL
                                                               MARKET      MONEY MARKET      MONEY MARKET
                                                              --------    ---------------    ------------
                                                                      (IN THOUSANDS, EXCEPT SHARE
                                                                        AND PER SHARE AMOUNTS)
ASSETS:
    Investment in Portfolio, at value.......................  $658,139        $18,061          $28,582
    Receivable for shares of beneficial interest sold.......        80              4                -
    Receivable for expense reimbursement (Note 2)...........         -              9                1
                                                              --------        -------          -------
        TOTAL ASSETS........................................   658,219         18,074           28,583
                                                              --------        -------          -------

LIABILITIES:
    Payable for shares of beneficial interest redeemed......         9              -               11
    Accrued organization costs..............................         3              2                3
    Dividends payable.......................................         5              -                1
    Management and administrative services fees payable
      (Note 2)..............................................       310              1                2
    Other liabilities.......................................       225              9               12
                                                              --------        -------          -------
        TOTAL LIABILITIES...................................       552             12               29
                                                              --------        -------          -------
NET ASSETS..................................................  $657,667        $18,062          $28,554
                                                              ========        =======          =======

ANALYSIS OF NET ASSETS:
    Paid-in-capital.........................................   657,667         18,062           28,554
                                                              --------        -------          -------
NET ASSETS..................................................  $657,667        $18,062          $28,554
                                                              ========        =======          =======

MILEAGE CLASS:
    Net asset value, offering and redemption price per share
      (Shares outstanding - 99,107,861; 18,060,564;
      28,553,310, respectively).............................  $   1.00        $  1.00          $  1.00
                                                              ========        =======          =======

PLATINUM CLASS:
    Net asset value, offering and redemption price per share
      (Shares outstanding - 558,558,981; 1,084; 1,069,
      respectively).........................................  $   1.00        $  1.00          $  1.00
                                                              ========        =======          =======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Interest income.........................................    $19,484           $796             $618
    Portfolio expenses......................................       (347)           (17)             (20)
                                                                -------           ----             ----
        NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO......     19,137            779              598
                                                                -------           ----             ----
FUND EXPENSES:
    Management fees (Note 2)................................        312             13               15
    Administrative service fees - Platinum Class (Note 2)...      1,407              -                -
    Transfer agent fees - Mileage Class.....................         39             22                3
    Transfer agent fees - Platinum Class....................         20              -                -
    Professional fees.......................................         41              4                2
    Registration fees and expenses..........................         65             17               10
    Distribution fees - Mileage Class (Note 2)..............        140             33               38
    Distribution fees - Platinum Class (Note 2).............        639              -                -
    Other expenses..........................................         98              7                5
                                                                -------           ----             ----
        TOTAL FUND EXPENSES.................................      2,761             96               73
                                                                -------           ----             ----
LESS REIMBURSEMENT OF FUND EXPENSES (NOTE 2)................          1             31                2
                                                                -------           ----             ----
        NET FUND EXPENSES...................................      2,760             65               71
                                                                -------           ----             ----
NET INVESTMENT INCOME.......................................     16,377            714              527
                                                                -------           ----             ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
    Net realized gain on investments........................          6              -                -
                                                                -------           ----             ----
        NET GAIN ON INVESTMENTS.............................          6              -                -
                                                                -------           ----             ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $16,383           $714             $527
                                                                =======           ====             ====

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             MONEY MARKET
                                                              ------------------------------------------
                                                               SIX MONTHS      TWO MONTHS
                                                                  ENDED          ENDED       YEAR ENDED
                                                              JUNE 30, 2000   DECEMBER 31,   OCTOBER 31,
                                                               (UNAUDITED)        1999          1999
                                                              -------------   ------------   -----------
                                                                            (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................    $  16,377      $   4,251      $  12,508
    Net realized gain on investments........................            6              -              2
                                                                ---------      ---------      ---------
        NET INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................       16,383          4,251         12,510
                                                                ---------      ---------      ---------
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................            -              -              -
    Net investment income - Mileage Class...................       (3,154)        (1,053)        (5,568)
    Net investment income - Platinum Class..................      (13,223)        (3,198)        (6,940)
    Net realized gain on investments........................            -              -              -
    Net realized gain on investments - Mileage Class........           (1)             -             (1)
    Net realized gain on investments - Platinum Class.......           (5)             -             (1)
                                                                ---------      ---------      ---------
        DISTRIBUTIONS TO SHAREHOLDERS.......................      (16,383)        (4,251)       (12,510)
                                                                ---------      ---------      ---------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares...........................      489,336        146,351        765,543
    Reinvestment of dividends and distributions.............       16,337          4,242         11,967
    Cost of shares redeemed.................................     (402,877)       (62,618)      (499,332)
                                                                ---------      ---------      ---------
        NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
          SHARE TRANSACTIONS................................      102,796         87,975        278,178
                                                                ---------      ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS.......................      102,796         87,975        278,178
NET ASSETS:
    Beginning of period.....................................      554,871        466,896        188,718
                                                                ---------      ---------      ---------
    END OF PERIOD...........................................    $ 657,667      $ 554,871      $ 466,896
                                                                =========      =========      =========

                             See accompanying notes
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
      U.S. GOVERNMENT MONEY MARKET                  MUNICIPAL MONEY MARKET
----------------------------------------   ----------------------------------------
SIX MONTHS                                 SIX MONTHS
   ENDED       TWO MONTHS                     ENDED       TWO MONTHS
 JUNE 30,        ENDED       YEAR ENDED     JUNE 30,        ENDED       YEAR ENDED
   2000       DECEMBER 31,   OCTOBER 31,      2000       DECEMBER 31,   OCTOBER 31,
(UNAUDITED)       1999          1999       (UNAUDITED)       1999          1999
-----------   ------------   -----------   -----------   ------------   -----------
                                  (IN THOUSANDS)
 $    714       $   274       $  1,381      $    527       $   149       $    723
        -             -              1             -             -              -
 --------       -------       --------      --------       -------       --------
      714           274          1,382           527           149            723
 --------       -------       --------      --------       -------       --------
        -             -         (1,381)            -             -           (723)
     (714)         (274)             -          (527)         (149)             -
        -             -              -             -             -              -
        -             -             (1)            -             -              -
        -             -              -             -             -              -
        -             -              -             -             -              -
 --------       -------       --------      --------       -------       --------
     (714)         (274)        (1,382)         (527)         (149)          (723)
 --------       -------       --------      --------       -------       --------
   16,858         5,041         31,739        18,537         6,277         66,264
      714           274          1,342           515           146            668
  (28,918)       (9,966)       (32,735)      (19,192)       (6,067)       (63,336)
 --------       -------       --------      --------       -------       --------
  (11,346)       (4,651)           346          (140)          356          3,596
 --------       -------       --------      --------       -------       --------
  (11,346)       (4,651)           346          (140)          356          3,596
   29,408        34,059         33,713        28,694        28,338         24,742
 --------       -------       --------      --------       -------       --------
 $ 18,062       $29,408       $ 34,059      $ 28,554       $28,694       $ 28,338
 ========       =======       ========      ========       =======       ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company with ten separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The Money Market Mileage Fund commenced sales of a second class of shares designated as "Platinum Class" on January 29, 1996. At the same time, the existing shares of the Money Market Mileage Fund were redesignated as "Mileage Class" shares. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

    AMERICAN AADVANTAGE:                              INVESTS ASSETS IN       AMR INVESTMENT SERVICES TRUST:
    Money Market Mileage Fund                                                 Money Market Portfolio
    U.S. Government Money Market Mileage Fund                                 U.S. Government Money Market Portfolio
    Municipal Money Market Mileage Fund                                       Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (17.84%, 10.51% and 23.40% at June 30, 2000 of the AMR Investment Services Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     All dividends paid by the Municipal Money Market Mileage Fund were "exempt - interest dividends", and therefore are 100% free of any regular federal income tax. Approximately 44% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Deferred Organization Costs

     Expenses incurred by the Funds in connection with their organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of .10% of the net assets of each of the Funds.

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .55% of the average daily net assets of each of the Platinum Classes of the Funds.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the six months ended June 30, 2000, the Manager waived distribution fees totaling $31,460 and $1,572, respectively for the U.S. Government Money Market Mileage Fund and the Municipal Money Market Mileage Fund. During the same period, the Manager waived $1,387 for the Money Market Mileage Fund - Platinum Class.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2000, the cost of air transportation for the trustees was not material to any of the Funds.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds (in thousands). Each share of the Funds is valued at $1.00:

Six Months Ended June 30, 2000

                                                                         U.S. GOVERNMENT                     MUNICIPAL
                                          MONEY MARKET                     MONEY MARKET                     MONEY MARKET
                                          MILEAGE FUND                     MILEAGE FUND                     MILEAGE FUND
                                 ------------------------------   ------------------------------   ------------------------------
                                 MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS
                                 -------------   --------------   -------------   --------------   -------------   --------------
Shares sold....................     139,354          349,982          16,858               -           18,537               -
Reinvestment of
  dividends....................       3,109           13,228             714               -              515               -
Shares redeemed................    (156,008)        (246,869)        (28,918)              -          (19,192)              -
                                   --------         --------         -------         -------          -------         -------
Net increase (decrease) in
  capital shares outstanding...     (13,545)         116,341         (11,346)              -             (140)              -
                                   ========         ========         =======         =======          =======         =======

Two Months Ended December 31, 1999

                                                                         U.S. GOVERNMENT                     MUNICIPAL
                                          MONEY MARKET                     MONEY MARKET                     MONEY MARKET
                                          MILEAGE FUND                     MILEAGE FUND                     MILEAGE FUND
                                 ------------------------------   ------------------------------   ------------------------------
                                 MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS   MILEAGE CLASS   PLATINUM CLASS
                                 -------------   --------------   -------------   --------------   -------------   --------------
Shares sold....................      25,586          120,765           5,041               -            6,277               -
Reinvestment of
  dividends....................       1,045            3,197             274               -              146               -
Shares redeemed................     (38,682)         (23,936)         (9,966)              -           (6,067)              -
                                   --------         --------         -------         -------          -------         -------
Net increase (decrease) in
  capital shares outstanding...     (12,051)         100,026          (4,651)              -              356               -
                                   ========         ========         =======         =======          =======         =======

Year Ended October 31, 1999

                                                                   MONEY MARKET
                                                                   MILEAGE FUND            U.S. GOVERNMENT    MUNICIPAL
                                                          ------------------------------    MONEY MARKET     MONEY MARKET
                                                          MILEAGE CLASS   PLATINUM CLASS    MILEAGE FUND     MILEAGE FUND
                                                          -------------   --------------   ---------------   ------------
Shares sold.............................................     301,471          464,072           31,739          66,264
Reinvestment of dividends...............................       5,206            6,761            1,342             668
Shares redeemed.........................................    (296,817)        (202,515)         (32,735)        (63,336)
                                                            --------         --------          -------         -------
Net increase in capital shares outstanding..............       9,860          268,318              346           3,596
                                                            ========         ========          =======         =======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                           MILEAGE CLASS
                                               ----------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED       TWO MONTHS                   YEAR ENDED
                                                JUNE 30,        ENDED                      OCTOBER 31,
                                                  2000       DECEMBER 31,   -----------------------------------------
                                               (UNAUDITED)       1999         1999       1998       1997       1996
                                               -----------   ------------   --------   --------   --------   --------
Net asset value, beginning of period.........    $  1.00       $   1.00     $   1.00   $   1.00   $   1.00   $   1.00
                                                 -------       --------     --------   --------   --------   --------
Income from investment operations:
    Net investment income(B).................       0.03           0.01         0.05       0.05       0.05       0.05
    Dividends from net investment income.....      (0.03)         (0.01)       (0.05)     (0.05)     (0.05)     (0.05)
                                                 -------       --------     --------   --------   --------   --------
Net asset value, end of period...............    $  1.00       $   1.00     $   1.00   $   1.00   $   1.00   $   1.00
                                                 =======       ========     ========   ========   ========   ========
Total return.................................      2.85%(C)       0.89%(C)     4.74%      5.18%      5.14%      5.12%
                                                 =======       ========     ========   ========   ========   ========
Ratios and supplemental data:
    Net assets, end of period (in
      thousands).............................    $99,108       $112,653     $124,703   $114,844   $104,947   $106,709
    Ratios to average net assets
      (annualized)(B):
         Expenses............................      0.59%          0.57%        0.59%      0.66%      0.67%      0.67%
         Net investment
           income............................      5.64%          5.30%        4.63%      5.07%      5.02%      5.02%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................          -              -            -      0.03%      0.07%      0.11%

---------------

(A) The Platinum Class of the Money Market Mileage Fund commenced active operations on January 29, 1996 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(C)   Not annualized.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------

                           PLATINUM CLASS(A)
-----------------------------------------------------------------------
SIX MONTHS
   ENDED       TWO MONTHS             YEAR ENDED            JANUARY 29,
 JUNE 30,        ENDED               OCTOBER 31,                TO
   2000       DECEMBER 31,   ----------------------------   OCTOBER 31,
(UNAUDITED)       1999         1999      1998      1997        1996
-----------   ------------   --------   -------   -------   -----------
     1.00
 $              $   1.00     $   1.00   $  1.00   $  1.00     $  1.00
 --------       --------     --------   -------   -------     -------
     0.03           0.01         0.04      0.05      0.05        0.03
    (0.03)         (0.01)       (0.04)    (0.05)    (0.05)      (0.03)
 --------       --------     --------   -------   -------     -------
 $   1.00       $   1.00     $   1.00   $  1.00   $  1.00     $  1.00
 ========       ========     ========   =======   =======     =======
    2.59% (C)      0.80%(C)     4.22%     4.74%     4.71%       4.78%(C)
 ========       ========     ========   =======   =======     =======
 $558,559       $442,218     $342,192   $73,875   $49,184     $15,429
    1.09%          1.09%        1.09%     1.09%     1.09%       1.09%
    5.17%          4.80%        4.17%     4.64%     4.64%       4.48%
        -          0.01%            -     0.03%     0.05%       0.15%

-----------------------------------------------------------------------

AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                           MILEAGE CLASS                                  PLATINUM CLASS(C)
                                 ------------------------------------------------------------------   --------------------------
                                 SIX MONTHS                                                           SIX MONTHS
                                    ENDED       TWO MONTHS                 YEAR ENDED                    ENDED       TWO MONTHS
                                  JUNE 30,        ENDED                    OCTOBER 31,                 JUNE 30,        ENDED
                                    2000       DECEMBER 31,   -------------------------------------      2000       DECEMBER 31,
                                 (UNAUDITED)       1999        1999      1998     1997(A)    1996     (UNAUDITED)       1999
                                 -----------   ------------   -------   -------   -------   -------   -----------   ------------
Net asset value, beginning of
  period.......................    $  1.00       $  1.00      $  1.00   $  1.00   $  1.00   $  1.00     $  1.00        $ 1.00
                                   -------       -------      -------   -------   -------   -------     -------        ------
Income from investment
  operations:
    Net investment income(B)...       0.03          0.01         0.04      0.05      0.05      0.05        0.03          0.01
    Dividends from net
      investment income........      (0.03)        (0.01)       (0.04)    (0.05)    (0.05)    (0.05)      (0.03)       (0.01)
                                   -------       -------      -------   -------   -------   -------     -------        ------
Net asset value, end of
  period.......................    $  1.00       $  1.00      $  1.00   $  1.00   $  1.00   $  1.00     $  1.00        $ 1.00
                                   =======       =======      =======   =======   =======   =======     =======        ======
Total return...................      2.77%(D)      0.87%(D)     4.50%     5.13%     5.00%     4.98%       2.56%(D)      0.80%(D)
                                   =======       =======      =======   =======   =======   =======     =======        ======
Ratios and supplemental data:
    Net assets, end of period
      (in thousands)...........    $18,061       $29,407      $34,059   $33,713   $28,791   $10,638     $     1        $    1
    Ratios to average net
      assets (annualized)(B):
         Expenses..............      0.62%         0.62%        0.62%     0.62%     0.62%     0.62%       0.79%         1.10%
         Net investment
           income..............      5.45%         5.17%        4.41%     5.02%     4.91%     4.82%       5.23%         4.69%
    Decrease reflected in above
      expense ratio due to
      absorption of expenses by
      the Manager..............      0.24%         0.16%        0.10%     0.04%     0.16%     0.49%       0.34%         0.20%

---------------

(A) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(C) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(D)  Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                           MILEAGE CLASS                                  PLATINUM CLASS(B)
                                 ------------------------------------------------------------------   --------------------------
                                 SIX MONTHS                                                           SIX MONTHS
                                    ENDED       TWO MONTHS                 YEAR ENDED                    ENDED       TWO MONTHS
                                  JUNE 30,        ENDED                    OCTOBER 31,                 JUNE 30,        ENDED
                                    2000       DECEMBER 31,   -------------------------------------      2000       DECEMBER 31,
                                 (UNAUDITED)       1999        1999      1998      1997      1996     (UNAUDITED)       1999
                                 -----------   ------------   -------   -------   -------   -------   -----------   ------------
Net asset value, beginning of
  period.......................    $  1.00     1.$00.....     $  1.00   $  1.00   $  1.00   $  1.00     $  1.00        $ 1.00
                                   -------       -------      -------   -------   -------   -------     -------        ------
Income from investment
  operations:
    Net investment income(A)...       0.02          0.01         0.03      0.03      0.03      0.03        0.02          0.01
    Dividends from net
      investment income........      (0.02)        (0.01)       (0.03)    (0.03)    (0.03)    (0.03)      (0.02)        (0.01)
                                   -------       -------      -------   -------   -------   -------     -------        ------
Net asset value, end of
  period.......................    $  1.00       $  1.00      $  1.00   $  1.00   $  1.00   $  1.00     $  1.00        $ 1.00
                                   =======       =======      =======   =======   =======   =======     =======        ======
Total return...................      1.72%(C)      0.55%(C)     2.69%     3.16%     3.18%     3.19%       1.42%(C)      0.45%(C)
                                   =======       =======      =======   =======   =======   =======     =======        ======
Ratios and supplemental data:
    Net assets, end of period
      (in thousands)...........    $28,553       $28,693      $28,338   $24,742   $26,564   $28,726     $     1        $    1
    Ratios to average net
      assets (annualized)(A):
         Expenses..............      0.60%         0.57%        0.64%     0.65%     0.65%     0.66%       0.95%         1.10%
         Net investment
           income..............      3.46%         3.27%        2.64%     3.12%     3.13%     3.14%       3.12%         2.74%
    Decrease reflected in above
      expense ratio due to
      absorption of expenses by
      the Manager..............      0.01%             -        0.08%     0.18%     0.13%     0.14%           -         0.17%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)  Not annualized.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
TIME DEPOSITS - 1.61%
Den Danske Bank, 7.06%, Due 7/3/2000........................  $ 21,000    $   21,000
Societe Generale, 7.00%, Due 7/3/2000.......................    38,426        38,426
                                                                          ----------
    TOTAL TIME DEPOSITS.....................................                  59,426
                                                                          ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 34.60%
FOREIGN BANKS - 10.71%
Landesbank Hessen Thuringen, 6.28%, Due 10/2/2000...........   125,000       124,979
Merita Bank, PLC, 6.23%, Due 1/22/2001......................   150,000       149,958
Svenska Handelsbanken, 6.28%, Due 10/13/2000................   120,000       119,968
                                                                          ----------
    TOTAL FOREIGN BANKS.....................................                 394,905
                                                                          ----------
DOMESTIC BANKS - 23.89%
Banco Popular de Puerto Rico, 6.92%, Due 5/25/2001 (Note
  D)........................................................   150,000       150,000
Bank of America, NA, 6.87%, Due 2/26/2001...................    10,000        10,005
Bank One, NA, 6.25%, Due 10/20/2000.........................   100,000        99,973
Branch Banking & Trust Company, 6.88%, Due 3/9/2001.........   100,000        99,963
First Union National Bank,
  6.86%, Due 9/25/2000......................................    10,000        10,000
  6.96%, Due 11/13/2000.....................................    70,000        70,049
  6.25%, Due 4/20/2001......................................   100,000       100,000
Key Bank, NA,
  6.64%, Due 11/2/2000......................................    20,000        20,018
  6.94%, Due 12/21/2000.....................................    20,000        20,023
Mellon Bank, NA, 6.82%, Due 8/30/2000.......................    96,000        95,996
National City Bank,
  6.82%, Due 8/30/2000......................................   130,000       129,989
  6.97%, Due 12/14/2000.....................................    25,000        25,026
  6.79%, Due 3/23/2001......................................    50,000        50,028
                                                                          ----------
    TOTAL DOMESTIC BANKS....................................                 881,070
                                                                          ----------
    TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK
     NOTES..................................................               1,275,975
                                                                          ----------
PROMISSORY NOTES - 2.71%
Jackson National Life Insurance Company, Variable Rate,
  7.18%, Due 9/1/2000 (Note B)..............................   100,000       100,000
                                                                          ----------
    TOTAL PROMISSORY NOTES..................................                 100,000
                                                                          ----------
ASSET-BACKED COMMERCIAL PAPER (NOTE A) - 5.31%
Atlantis One Funding Corporation, 6.62%, Due 10/3/2000......    28,710        28,214
Enterprise Funding Corporation, 6.69%, Due 8/23/2000........    20,345        20,145
Govco, Incorporated, 6.65%, Due 9/15/2000...................    50,000        49,298
Moat Funding, LLC, 6.63%, Due 9/28/2000.....................   100,000        98,361
                                                                          ----------
    TOTAL ASSET-BACKED COMMERCIAL PAPER.....................                 196,018
                                                                          ----------
VARIABLE RATE COMMERCIAL PAPER - 5.42%
General Electric Capital Corporation,
  6.74%, Due 9/5/2000.......................................   160,000       160,000
  6.58%, Due 11/3/2000......................................    40,000        40,000
                                                                          ----------
    TOTAL VARIABLE RATE COMMERCIAL PAPER....................                 200,000
                                                                          ----------
VARIABLE RATE MEDIUM-TERM NOTES - 49.56%
AB Spintab, 6.81%, Due 9/19/2000............................   150,000       150,011
Abbey National Treasury Services, 6.44%, Due 8/3/2000.......    25,000        24,998
American Honda Finance Corporation, 144a, (Note E)
  6.85%, Due 11/20/2000.....................................    15,000        15,003
  6.26%, Due 1/10/2001......................................    60,000        59,997
  6.80%, Due 6/12/2001......................................    50,000        50,000
  6.81%, Due 6/14/2001......................................    25,000        25,000
AT&T Capital Corporation, 6.44%, Due 4/9/2001...............    81,500        81,627
Bankers Trust Corporation, 6.72%, Due 8/6/2000..............    28,000        28,000
Caterpillar Financial Services,
  6.30%, Due 1/19/2001......................................    30,000        30,007
  6.34%, Due 4/2/2001.......................................    20,000        20,011

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
Chase Manhattan Corporation,
  6.53%, Due 10/13/2000.....................................  $ 20,000    $   20,017
  7.07%, Due 11/24/2000.....................................    30,500        30,535
  7.08%, Due 11/30/2000.....................................    10,000        10,009
  6.35%, Due 4/26/2001......................................    61,500        61,533
Citicorp Incorporated, 6.76%, Due 11/10/2000................    15,000        15,000
Commerzbk Overseas Finance, NV, 6.27%, Due 1/30/2001........    20,000        19,982
Fleet National Bank,
  6.67%, Due 8/10/2000......................................    30,000        29,999
  6.37%, Due 10/10/2000.....................................    25,000        25,007
  6.88%, Due 11/9/2000......................................    15,000        15,011
  6.41%, Due 1/22/2001......................................    30,000        30,020
  6.47%, Due 2/1/2001.......................................    25,000        25,014
Ford Motor Credit Company,
  6.77%, Due 10/2/2000......................................   105,000       104,978
  6.53%, Due 4/12/2001......................................    10,000        10,022
General Motors Acceptance Corporation,
  7.10%, Due 12/11/2000.....................................    25,000        25,032
  6.79%, Due 2/11/2002 (Note C).............................   150,000       150,000
Goldman Sachs Group, L.P.,
  6.47%, Due 11/1/2000......................................    50,000        50,000
  7.00%, Due 11/28/2000, 144a, (Note E).....................    45,000        45,036
  6.73%, Due 1/16/2001, 144a, (Note E)......................    10,000        10,026
  6.49%, Due 1/25/2001, 144a, (Note E)......................    75,000        75,078
  7.22%, Due 2/26/2001, 144a, (Note E)......................     5,000         5,012
GTE Corporation,
  6.82%, Due 12/11/2000.....................................   150,000       149,948
  6.30%, Due 1/5/2001.......................................    25,000        24,998
Huntington National Bank, 6.44%, Due 2/2/2001...............    64,000        64,030
Merrill Lynch & Company, Incorporated,
  6.34%, Due 7/3/2000.......................................    20,000        20,000
  6.72%, Due 8/14/2000......................................    30,000        29,999
  6.93%, Due 2/16/2001......................................    50,000        50,072
  6.35%, Due 4/9/2001.......................................    25,000        25,025
  6.24%, Due 4/12/2001......................................    75,000        74,989
Morgan Stanley Dean Witter Company,
  7.32%, Due 11/13/2000.....................................    67,000        67,130
  6.43%, Due 1/22/2001......................................    10,000        10,008
  6.75%, Due 3/16/2001......................................    50,000        50,000
Royal Bank of Canada, 6.38%, Due 7/28/2000..................    10,000        10,000
Sanwa Business Credit Corporation, 6.54%, Due 4/3/2001......    10,000        10,018
                                                                          ----------
    TOTAL VARIABLE RATE MEDIUM-TERM NOTES...................               1,828,182
                                                                          ----------
TOTAL INVESTMENTS - 99.21% (COST $3,659,601)................               3,659,601
                                                                          ----------
OTHER ASSETS, NET OF LIABILITIES - 0.79%....................                  29,059
                                                                          ----------
TOTAL NET ASSETS - 100%.....................................              $3,688,660
                                                                          ==========

---------------

Based on the cost of investments of $3,659,601 for federal income tax purposes at June 30, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent discount rate at time of purchase.

(B) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(C) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(D) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(E) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $285,152 or 7.73% of net assets.

ABBREVIATION:

LLC - Limited Liability Company
L.P. - Limited Partnership
NA - National Association
NV - Company
PLC - Public Limited Corporation

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                PAR
                                                               AMOUNT       VALUE
                                                              --------    ----------
                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTES A AND B) - 2.45%
Goldman Sachs Tri-Party Government Repurchase Agreement,
  6.85%, Due 7/3/2000 (Collateral held at The Bank of New
  York by Federal Home Loan Mortgage Corporation, 7.50%, Due
  4/1/2020 - Market Value - $4,270).........................  $ 4,212     $   4,212
                                                                          ---------
    TOTAL REPURCHASE AGREEMENTS.............................                  4,212
                                                                          ---------
U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE A) - 111.49%
Federal Home Loan Bank,
  Discount Note, 6.6%, Due 9/15/2000........................   10,000         9,863
  Variable Rate MTN, 6.13%, Due 10/4/2000...................    8,000         8,000
  Variable Rate MTN, 6.72%, Due 10/6/2000...................   15,000        14,998
Federal Home Loan Mortgage Corporation
  Discount Note, 6.47%, Due 7/11/2000.......................   20,000        19,964
  Discount Note, 6.63%, Due 8/17/2000.......................   15,000        14,872
  Discount Note, 6.61%, Due 9/21/2000.......................    5,000         4,926
  Discount Note, 6.62%, Due 9/28/2000.......................   25,000        24,615
Federal National Mortgage Association,
  Discount Note, 6.47%, Due 7/6/2000........................    1,800         1,798
  Variable Rate MTN, 6.47%, Due 8/2/2000....................   15,000        14,999
  Variable Rate MTN, 6.66%, Due 9/6/2000....................   12,720        12,719
  Discount Note, 6.55%, Due 9/7/2000........................   15,000        14,817
  Variable Rate MTN, 6.89%, Due 9/18/2000...................   15,000        14,999
  Variable Rate MTN, 6.43%, Due 12/8/2000...................   10,000         9,996
  Variable Rate MTN, 6.59%, Due 3/1/2001....................   25,000        24,987
                                                                          ---------
    TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS................                191,553
                                                                          ---------
TOTAL INVESTMENTS - 113.94% (COST $195,765).................                195,765
                                                                          ---------
LIABILITIES, NET OF OTHER ASSETS - (13.94%).................                (23,957)
                                                                          ---------
TOTAL NET ASSETS - 100%.....................................              $ 171,808
                                                                          =========

---------------

Based on the cost of investments of $195,765 for federal income tax purposes at June 30, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity, or coupon to next reset date.

(B) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

ABBREVIATIONS:

MTN - Medium Term Note

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ----------
                                                              (DOLLARS IN THOUSANDS)
MUNICIPAL OBLIGATIONS - 93.09%
COMMERCIAL PAPER (NOTE A) - 22.10%
City of Brownsville, Texas Pollution Control Revenue Bonds
  (Texas Utilities Electric Company Project), 4.45%, Due
  7/12/2000, LOC Toronto Dominion...........................  $   1,500    $    1,500
Delaware County, Pennsylvania, Industrial Development
  Authority Pollution Control Bonds (Philadelphia Electric
  Project), Series 1998A, 4.50%, Due 7/10/2000, Bonds
  Insurance FGIC............................................      4,000         4,000
The Economic Development Corporation of the Township of
  Cornell Michigan Environmental Improvement Revenue Bonds,
  (Mead-Escanala Paper Company Project), Series 1986, 3.85%,
  Due 7/6/2000, LOC Credit Suisse...........................      4,200         4,200
Florida Municipal Power Agency, (Initial Pooled Loan
  Project,), Series A, 4.05%, Due 7/12/2000, LOC ABN-Amro...      4,200         4,200
Montgomery County, Pennsylvania Industrial Development
  Pollution Control Revenue Bonds (Peco Energy Project),
  Series 1996, 4.30%, Due 7/11/2000, LOC Canadian Imperial
  Bank of Commerce..........................................      4,800         4,800
Palm Beach County, Florida Health Facilities Authority
  Pooled Hospital Loan Program, 4.45%, Due 7/10/2000, Bond
  Insurance MBIA, SPA Credit Suisse.........................      4,800         4,800
Phenix City, Alabama Industrial Development Board
  Environmental Improvements (Mead Board Project), Series
  1988, 4.10%, Due 7/12/2000, LOC ABN-Amro..................      1,000         1,000
Sweetwater County, Wyoming Customized Purchase Pollution
  Control Revenue Refunding Bonds (PacifiCorp Project),
  Series 1988A, 4.15%, Due 8/1/2000, LOC UBS A.G............      2,500         2,500
                                                                           ----------
    TOTAL COMMERCIAL PAPER..................................                   27,000
                                                                           ----------
VARIABLE RATE DEMAND OBLIGATIONS (NOTE A) - 70.99%
ARIZONA - 6.44%
Arizona Health Facilities Authority Revenue Bonds (Pooled
  Loan Program), Bond Insurance - FGIC, 4.95%, Due
  10/1/2015, LOC Chase Manhattan Bank.......................      2,660         2,660
Maricopa County, Arizona Pollution Control Corporation
  Pollution Control Revenue Bonds (El Paso Electric Company
  Project, Palo Verde), 4.90%, Due 12/1/2014, LOC Barclays
  Bank......................................................      2,200         2,200
Mesa, Arizona Industrial Development Authority Variable Rate
  Revenue Bonds (Discovery Health Systems Project), Series
  1999 B, 4.95%, Due 1/1/2029, MBIA Insured, Chase
  Liquidity.................................................      3,000         3,000
                                                                           ----------
    TOTAL ARIZONA...........................................                    7,860
                                                                           ----------
CALIFORNIA - 1.31%
California Pollution Control Finance Authority Resource
  Recovery Revenue Bonds (Wadham Energy Limited
  Partnership), Series 1987A, 4.80%, Due 1/11/2017, LOC
  Banque Paribas............................................      1,600         1,600
                                                                           ----------
    TOTAL CALIFORNIA........................................                    1,600
                                                                           ----------
COLORADO - 1.56%
Moffat County, Colorado Pollution Control Revenue Bonds (Ute
  Electric Company Project), Bond Insurance - AMBAC
  Indemnity Corporation, Series 1984, 4.70%, Due 7/1/2010,
  SPA Societe Generale......................................      1,900         1,900
                                                                           ----------
    TOTAL COLORADO..........................................                    1,900
                                                                           ----------
FLORIDA - 5.19%
Citrus Park, Florida Community Development District Variable
  Rate Demand Bonds, Series 1996, 4.85%, Due 11/1/2016, LOC
  Dieschner Bank AG.........................................      1,035         1,035
Florida Housing Financial Agency Housing Revenue Bonds
  (Heron Park Project), Series 1996 U, 5.00%, Due 7/12/2000,
  LOC Bank of America.......................................      2,400         2,400
Florida Housing Finance Corporation Housing Revenue Bonds
  (Club at Vero Apartments Project), Series E, 5.00%, Due
  6/1/2017, LOC Bank of America.............................      2,900         2,900
                                                                           ----------
    TOTAL FLORIDA...........................................                    6,335
                                                                           ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ----------
                                                              (DOLLARS IN THOUSANDS)
GEORGIA - 6.83%
Clayton County, Georgia Housing Authority (Kimberly Forest
  Apartments Project), Series B, Bond Insurance - Financial
  Security Assurance, 4.80%, Due 1/1/2021, SPA Societe
  Generale..................................................  $   1,015    $    1,015
Monroe County, Georgia Industrial Development Revenue Bonds
  (Forsyth Inc. Project), Series 1995, 4.95%, Due 11/1/2015,
  LOC Bank One..............................................      2,325         2,325
Thomaston-Upson County Industrial Development Revenue
  Authority (Yamaha Music Manufacturing, Incorporated
  Project), Series 1988, 5.20%, Due 8/1/2018, LOC Bank of
  Tokyo-Mitsubishi, Limited.................................      5,000         5,000
                                                                           ----------
    TOTAL GEORGIA...........................................                    8,340
                                                                           ----------
ILLINOIS - 2.05%
City of Chicago, Illinois Multi-Family Housing Revenue Bonds
  (Waveland Associates Project), Series 1985 A, 4.85%, Due
  11/1/2010, LOC Union Bank of Switzerland..................      1,500         1,500
Illinois Development Finance Authority Pollution Control
  Revenue Bonds (Illinois Power Project), Series 1987 D,
  5.10%, Due 3/1/2017, LOC Morgan Guaranty..................      1,000         1,000
                                                                           ----------
    TOTAL ILLINOIS..........................................                    2,500
                                                                           ----------
INDIANA - 0.82%
Fort Wayne, Indiana Industrial Economic Development Revenue
  Bonds (ND-Tech Corporation Project), Series 1989, 4.80%,
  Due 7/1/2009, LOC Societe Generale........................      1,000         1,000
                                                                           ----------
    TOTAL INDIANA...........................................                    1,000
                                                                           ----------
IOWA - 2.30%
Dubuque, Iowa Industrial Development Revenue Bonds (Swiss
  Valley Farms Company Project), Series 1987, 4.90%, Due
  12/1/2001, LOC Rabobank Nederland Bank....................        750           750
Polk County, Iowa Hospital Equipment and Improvement, Bond
  Insurance - MBIA, 4.80%, Due 12/1/2005, SPA Bank of New
  York Company, Incorporated................................      2,065         2,065
                                                                           ----------
    TOTAL IOWA..............................................                    2,815
                                                                           ----------
LOUISIANA - 1.72%
Ascension Parish, Louisiana Variable Rate Demand Pollution
  Control Revenue Bonds (Borden Incorporated Project),
  Series 1992, 4.95%, Due 12/1/2009, LOC Credit Suisse First
  Boston....................................................      2,100         2,100
                                                                           ----------
    TOTAL LOUISIANA.........................................                    2,100
                                                                           ----------
MARYLAND - 2.46%
Montgomery County, Maryland Housing Opportunities Community
  (Draper Lane Apartments), Bond Insurance - FGIC, Series I,
  5.05%, Due 2/16/2026, SPA Barclays Bank...................      3,000         3,000
                                                                           ----------
    TOTAL MARYLAND..........................................                    3,000
                                                                           ----------
MICHIGAN - 2.58%
City of Detroit, Michigan Sewer Disposal Revenue Bonds, Bond
  Insurance - MBIA, Series 1998 B, 4.95%, Due 7/1/2023, SPA
  Morgan Guaranty...........................................      1,855         1,855
City of Detroit, Michigan Water Supply System Revenue Bonds,
  Bond Insurance - MBIA, Series 1998 B, 5.70%, Due 7/1/2023,
  SPA Morgan Guaranty.......................................      1,300         1,300
                                                                           ----------
    TOTAL MICHIGAN..........................................                    3,155
                                                                           ----------
NEBRASKA - 0.82%
Lancaster County, Nebraska Industrial Development Revenue
  Bonds (Sun Husker Foods, Incorporated Project), Series
  1989, 5.20%, Due 8/15/2009, LOC Bank of Tokyo-Mitsubishi,
  Limited...................................................      1,000         1,000
                                                                           ----------
    TOTAL NEBRASKA..........................................                    1,000
                                                                           ----------
NORTH CAROLINA - 0.82%
Burke County, North Carolina Industrial Facilities &
  Pollution Control Authority Industrial Revenue Bonds
  (Jobst Institute Incorporated Project), Series 1992,
  4.85%, Due 6/1/2002, LOC Wachovia Bank....................      1,000         1,000
                                                                           ----------
    TOTAL NORTH CAROLINA....................................                    1,000
                                                                           ----------
OHIO - 2.70%
Ohio State Air Quality Development Authority Revenue Bonds
  (JMG-Funding Limited Partnership Project), Series 1994A,
  5.00%, Due 4/01/2029, LOC Societe Generale................      3,300         3,300
                                                                           ----------
    TOTAL OHIO..............................................                    3,300
                                                                           ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ----------
                                                              (DOLLARS IN THOUSANDS)
OREGON - 2.46%
State of Oregon (Toyo Tanso USA), Series CXLVII, 5.18%, Due
  2/1/2012, LOC Bank of Tokyo - Mitsubishi, Limited.........  $   3,000    $    3,000
                                                                           ----------
    TOTAL OREGON............................................                    3,000
                                                                           ----------
PENNSYLVANIA - 7.79%
Chartiers Valley, Pennsylvania Industrial & Commercial
  Development Authority Commercial Development Bonds
  (William Penn Plaza Project), 4.50%, Due 12/1/2016, LOC
  PNC Bank..................................................      1,100         1,100
Gettysburg Area Industrial Development Authority Refunding
  Bonds (Dal-Tile Corporation), Series 1987A, 4.85%, Due
  3/1/2004, LOC Credit Suisse...............................        300           300
Gettysburg Area Industrial Development Authority Refunding
  Bonds (Dal-Tile Corporation), Series 1987B, 4.95%, Due
  3/1/2004, LOC Credit Suisse...............................        855           855
Lehigh County, Pennsylvania General Purpose Authority
  Adjustable Rate Hospital Revenue Bonds, Lehigh Valley
  Hospital Project), Series 1997 A, 4.50%, Due 7/1/2028,
  AMBAC Insured Chase Liquidity.............................      2,700         2,700
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987A, 4.90%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      1,000         1,000
Northumberland County, Pennsylvania Industrial Development
  Authority Resource Recovery Revenue Bonds (Foster Wheeler
  Mt. Carmel, Incorporated Project), Series 1987B, 4.90%,
  Due 2/1/2010, LOC Union Bank of Switzerland...............      1,165         1,165
Schuykill County, Pennsylvania Industrial Development
  Authority Revenue Bonds, 4.75%, Due 12/1/2002, LOC Mellon
  Bank, N.A. ...............................................      2,400         2,400
                                                                           ----------
    TOTAL PENNSYLVANIA......................................                    9,520
                                                                           ----------
SOUTH CAROLINA - 1.23%
Florence County, South Carolina, Solid Waste Disposal and
  Wastewater Treatment Bonds (Roche Carolina, Incorporated
  Project), 4.70%, Due 4/1/2028, LOC Deutsche Bank..........      1,500         1,500
                                                                           ----------
    TOTAL SOUTH CAROLINA....................................                    1,500
                                                                           ----------
TEXAS - 4.24%
City of Midlothian, Texas Industrial Development
  Corporation, Exempt Facilities Revenue Bonds (Texas
  Industries, Incorporated Project), 4.70%, Due 5/1/2029,
  LOC Bank of America.......................................      2,700         2,700
Hunt County, Texas Industrial Development Corporation (Trico
  Industries Project), Series 1987, 5.05%, Due 9/1/2006, LOC
  ABN-Amro..................................................      1,930         1,930
Trinity River Industrial Development Authority Industrial
  Development Revenue Bonds (Radiation Sterilizers
  Incorporated Project), Series B, 4.50%, Due 11/1/2005, LOC
  Comerica..................................................        550           550
                                                                           ----------
    TOTAL TEXAS.............................................                    5,180
                                                                           ----------
UTAH - 0.82%
Utah State Board of Regents Student Loan Revenue Bonds, Bond
  Insurance-AMBAC Indemnity Corporation, Series 1988C,
  4.70%, Due 11/1/2013, SPA Dresdner Bank AG................      1,000         1,000
                                                                           ----------
    TOTAL UTAH..............................................                    1,000
                                                                           ----------
VERMONT - 1.23%
Vermont, Industrial Development Authority (Ryegate Project),
  Series 1990, 4.90%, Due 12/1/2015, LOC ABN/AMRO Holding,
  N.V. .....................................................      1,500         1,500
                                                                           ----------
    TOTAL VERMONT...........................................                    1,500
                                                                           ----------
VIRGINIA - 1.88%
King George County, Virginia Industrial Development
  Authority ( Birchwood Partners Project), Series B, 4.70%,
  Due 12/1/2024, LOC Credit Suisse First Boston.............      2,300         2,300
                                                                           ----------
    TOTAL VIRGINIA..........................................                    2,300
                                                                           ----------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                 PAR
                                                               AMOUNT        VALUE
                                                              ---------    ----------
                                                              (DOLLARS IN THOUSANDS)
WASHINGTON - 7.16%
Pierce County, Washington Economic Development Corporation
  Dock & Wharf Facilities Revenue Bonds (SCS Industries
  Project), Series 1995, 4.80%, Due 7/1/2030, LOC Bank of
  Nova Scotia...............................................  $   3,585    $    3,585
Pierce County, Washington Economic Development Corporation
  Variable Rate Demand Revenue Bonds (T.C. Products
  Incorporated Project), Series 1994, 4.90%, Due 10/1/2014,
  LOC First Union...........................................      1,160         1,160
Port Kalama, Washington Public Corp Port Facility Revenue
  Bonds (Con Agra Incorporated Project), 4.85%, Due
  1/1/2004, LOC Morgan Guaranty Trust.......................      1,005         1,005
Washington State Housing Finance Authority, Community
  Nonprofit Housing Revenue Bonds (Nikkei Manor Project),
  4.95%, Due 10/1/2021, LOC Bank of America.................      3,000         3,000
                                                                           ----------
    TOTAL WASHINGTON........................................                    8,750
                                                                           ----------
WISCONSIN - 6.58%
City of Whitewater, Wisconsin Industrial Development Revenue
  Bonds (MacLean-Fogg Company Project), Series 1989, 5.00%,
  Due 12/1/2009, LOC Bank of America........................        525           525
Wisconsin State Health and Education Facilities Authority
  Revenue Bonds (Felician Services Project), Bond
  Insurance - AMBAC Indemnity Corporation, Series A, 5.60%,
  Due 1/1/2020, SPA First Chicago NBD Corporation...........      1,600         1,600
Wisconsin Health Facilities Authority Variable Rate Demand
  Bonds (Franciscan Health Care Incorporated - System
  Financing), Series 1985-2, 4.95%, Due 1/1/2016, LOC
  Dominion..................................................      5,910         5,910
                                                                           ----------
    TOTAL WISCONSIN.........................................                    8,035
                                                                           ----------
    TOTAL VARIABLE RATE DEMAND OBLIGATIONS..................                   86,690
                                                                           ----------
    TOTAL MUNICIPAL OBLIGATIONS.............................                  113,690
                                                                           ----------
                                                                SHARES
                                                              ---------
OTHER INVESTMENTS - 6.42%
Federated Municipal Obligations Fund........................  5,686,217         5,686
Provident Institutional Funds Municipal Cash................  2,000,178         2,000
Dreyfus Municipal Cash Management Plus......................    164,613           165
                                                                           ----------
    TOTAL OTHER INVESTMENTS.................................                    7,851
                                                                           ----------
TOTAL INVESTMENTS - 99.51% (COST $121,541)..................                  121,541
                                                                           ----------
OTHER ASSETS, NET OF LIABILITIES - 0.49%....................                      596
                                                                           ----------
TOTAL NET ASSETS - 100%.....................................               $  122,137
                                                                           ==========

---------------

Based on the cost of investments of $121,541 for federal income tax purposes at June 30, 2000, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

AG - Company
FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
PLC - Public Limited Corporation
SPA - Support Agreement

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
ASSETS:
   Investments in securities at value (cost - $3,659,601;
     $191,553; $121,541, respectively)......................   $3,659,601       $191,553         $121,541
   Repurchase agreements (cost - $0, $4,212, $0,
     respectively)..........................................            -          4,212                -
   Dividends and interest receivable........................       29,377            700              615
                                                               ----------       --------         --------
       TOTAL ASSETS.........................................    3,688,978        196,465          122,156
                                                               ----------       --------         --------
LIABILITIES:
   Payable for investments purchased........................            -         24,615                -
   Management and investment advisory fees payable (Note
     2).....................................................          305             14                8
   Accrued organization costs...............................            4             14               10
   Other liabilities........................................            9             14                1
                                                               ----------       --------         --------
       TOTAL LIABILITIES....................................          318         24,657               19
                                                               ----------       --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS....   $3,688,660       $171,808         $122,137
                                                               ==========       ========         ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                             U.S. GOVERNMENT    MUNICIPAL
                                                              MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                              ------------   ---------------   ------------
                                                                             (IN THOUSANDS)
INVESTMENT INCOME:
   Interest income..........................................    $134,502         $5,544           $2,592
                                                                --------         ------           ------
       TOTAL INVESTMENT INCOME..............................     134,502          5,544            2,592
                                                                --------         ------           ------
EXPENSES:
   Management and investment advisory fees (Note 2).........       2,160             91               64
   Custodian fees...........................................         109             17               14
   Professional fees........................................          54              4                3
   Other expenses...........................................          77              6                4
                                                                --------         ------           ------
       TOTAL EXPENSES.......................................       2,400            118               85
                                                                --------         ------           ------
NET INVESTMENT INCOME.......................................     132,102          5,426            2,507
                                                                --------         ------           ------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments.........................          35              -                -
                                                                --------         ------           ------
       NET GAIN ON INVESTMENTS..............................          35              -                -
                                                                --------         ------           ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $132,137         $5,426           $2,507
                                                                ========         ======           ======

                             See accompanying notes
--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             MONEY MARKET
                                                              ------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED        TWO MONTHS
                                                                JUNE 30,        ENDED        YEAR ENDED
                                                                  2000       DECEMBER 31,   OCTOBER 31,
                                                              (UNAUDITED)        1999           1999
                                                              ------------   ------------   ------------
                                                                            (IN THOUSANDS)
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income...................................  $   132,102    $    34,541    $    132,222
    Net realized gain on investments........................           35              -              23
                                                              ------------   -----------    ------------
        TOTAL INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................      132,137         34,541         132,245
                                                              ------------   -----------    ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Contributions...........................................   15,118,339      3,797,759      13,198,063
    Withdrawals.............................................  (15,213,487)    (3,489,471)    (12,487,660)
                                                              ------------   -----------    ------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
          TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS...      (95,148)       308,288         710,403
                                                              ------------   -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS.......................       36,989        342,829         842,648
                                                              ------------   -----------    ------------
NET ASSETS:
    BEGINNING OF PERIOD.....................................    3,651,671      3,308,842       2,466,194
                                                              ------------   -----------    ------------
    END OF PERIOD...........................................  $ 3,688,660    $ 3,651,671    $  3,308,842
                                                              ============   ===========    ============
--------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------------------------------
RATIOS:
    Expenses to average net assets (annualized).............        0.11%          0.11%           0.11%
    Net investment income to average net assets
      (annualized)..........................................        6.12%          5.77%           5.11%

                             See accompanying notes
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------

      U.S. GOVERNMENT MONEY MARKET                  MUNICIPAL MONEY MARKET
----------------------------------------   ----------------------------------------
SIX MONTHS                                 SIX MONTHS
   ENDED       TWO MONTHS                     ENDED       TWO MONTHS
 JUNE 30,        ENDED       YEAR ENDED     JUNE 30,        ENDED       YEAR ENDED
   2000       DECEMBER 31,   OCTOBER 31,      2000       DECEMBER 31,   OCTOBER 31,
(UNAUDITED)       1999          1999       (UNAUDITED)       1999          1999
-----------   ------------   -----------   -----------   ------------   -----------
                                  (IN THOUSANDS)
$   5,426     $   1,873      $  11,639     $   2,507      $    731      $   4,086
        -             -              5             -             -              -
---------     ---------      ---------     ---------      --------      ---------
    5,426         1,873         11,644         2,507           731          4,086
---------     ---------      ---------     ---------      --------      ---------
  293,470       121,197        567,268       127,413        39,079        284,110
 (332,327)     (128,994)      (619,812)     (120,860)      (46,877)      (295,057)
---------     ---------      ---------     ---------      --------      ---------
  (38,857)       (7,797)       (52,544)        6,553        (7,798)       (10,947)
---------     ---------      ---------     ---------      --------      ---------
  (33,431)       (5,924)       (40,900)        9,060        (7,067)        (6,861)
---------     ---------      ---------     ---------      --------      ---------
  205,239       211,163        252,063       113,077       120,144        127,005
---------     ---------      ---------     ---------      --------      ---------
$ 171,808     $ 205,239      $ 211,163     $ 122,137      $113,077      $ 120,144
=========     =========      =========     =========      ========      =========
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
    0.13%         0.12%          0.12%         0.14%         0.14%          0.15%
    5.98%         5.67%          4.89%         4.25%         3.69%          3.13%

                             See accompanying notes
--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into ten separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, the AMR Investment Services U.S. Government Money Market Portfolio and the AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. The Trust commenced active operations on November 1, 1995.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR INVESTMENT SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.   TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. Pursuant to the Management Agreement, the Manager receives from the Portfolios an annualized fee equal to
 .10% of the average daily net assets of each of the Portfolios.

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. Prior to March 1, 2000, the Trust compensated this trustee up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as the income tax charged on the value of these benefits. Beginning March 1, 2000, the trustee will receive an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2000, the cost of air transportation for the trustees was not material to any of the Portfolios.

--------------------------------------------------------------------------------

                              AMERICAN EAGLE LOGO

                              AMERICAN AADVANTAGE
                     MILEAGE FUNDS --REGISTERED TRADEMARK--

--------------------------------------------------------------------------------


TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:






         BY E-MAIL:                                ON THE INTERNET:
American AAdvantage.Funds@aa.com         Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


               BY TELEPHONE:                                                      BY MAIL:

  Mileage Class(R)        Platinum Class(SM)                Mileage Class(R)                   Platinum Class(SM)
  -------------           --------------                     -------------                     ----------------
Call (800) 388-3344     Call (800) 967-9009            American AAdvantage Funds           American AAdvantage Funds
                                                            P.O. BOX 219643                 P.O. Box 619003 MD 5645
                                                       Kansas City, MO 64121-9643          DFW Airport, TX 75261-9003




FUND SERVICE PROVIDERS:



CUSTODIAN                          TRANSFER AGENT                          INDEPENDENT AUDITORS           DISTRIBUTOR
STATE STREET BANK AND TRUST        NATIONAL FINANCIAL DATA SERVICES        ERNST & YOUNG LLP              SWS FINANCIAL SERVICES
Boston, Massachusetts              Kansas City, Missouri                   Dallas, Texas                  Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds and Mileage Class are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and American AAdvantage Municipal Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

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